[ING Funds logo]

October 3, 2012

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C.  20549

Re:  ING Funds Trust

SEC File Nos. 333-59745; 811-08895

Ladies and Gentlemen:

Attached for filing, via the EDGAR system, is Post-Effective Amendment No. 56 (“Amendment”) to the Registration Statement of ING Funds Trust. This Amendment is being filed pursuant to Rule 485(a) under the Securities Act of 1933 (“1933 Act”), as amended and shall become effective on December 17, 2012.

This Amendment is being filed for the purpose of registering a new series, ING Short Term Bond Fund.

Should you have any questions concerning the attached filing, please contact the undersigned at 480.477.2649 or Jay Stamper at 480.477.2660.

Regards,

/s/ Paul A. Caldarelli

Paul A. Caldarelli

Vice President and Senior Counsel

ING U.S. Legal Services

Attachment

cc:           Huey P. Falgout, Jr., Esq.

ING Investments, LLC

Dechert LLP